Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 18 — SEGMENT REPORTING

Segment information is prepared on the same basis that the chief executive officer, who is the Company’s chief operating decision maker, manages the business, makes business decisions and assesses performance. The Company has one reportable segment specializing in the developments and sale pf autonomous parachute safety systems technologies for commercial and military platforms as well as for urban air mobility aircraft, as described in Note 1.

The chief executive officer assesses performance for this segment and decides how to allocate resources based on operating expenses excluding non-cash items and net loss. The measure of segment assets is reported on the balance sheet as cash and cash equivalents. The chief executive officer performs the assessment of segment performance by using the reported measure of segment profit or loss to monitor budget versus actual results.

The table below summarizes the significant expense categories regularly reviewed by the chief operating decision maker for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Sales	$932,154	$620,508	$560,118
Cost of Sales (*)
Payroll and payroll related	188,740	40,602	42,040
Others	564,836	396,967	265,467

Research and Development expenses (*)
Payroll and payroll related	1,366,896	520,133	320,620
Material, subcontractors, consultants and other	745,807	108,045	302,018

Selling and Marketing expenses (*)
Payroll and payroll related	459,042	100,885	54,507
Professional services, tradeshows and others	616,306	383,313	204,324

General and Administrative expenses (*)
Payroll and payroll related	325,662	348,740	273,864
Professional services and Facility related and other	2,018,139	1,110,241	462,556

Other segment items: (*)	5,700,956	1,382,961	287,760

Net loss	11,054,230	3,771,379	1,653,038

(*)

Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, and finance income, and expenses that are included in other segment items